Pensions and Other Post-retirement Benefits (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
EMPLOYEE BENEFIT PLANS
Schedule of components of net periodic benefit cost

	Three Months Ended		Six Months Ended
	March 31,		March 31,
	2015	2014	2015	2014
	(in thousands)		(in thousands)

Interest cost	$1,171	$1,201	$2,342	$2,402
Expected return on plan assets	(1,743)	(1,664)	(3,486)	(3,328)
Recognized net actuarial loss	309	229	618	458
Net pension expense	$(263)	$(234)	$(526)	$(468)

	Years Ended September 30,
	2014	2013	2012
	(in thousands)
Interest cost	$4,763	$4,339	$4,498
Expected return on plan assets	(6,789)	(6,099)	(5,463)
Amortization of prior service cost	—	1	2
Recognized net actuarial loss	873	2,372	3,567
Settlement	1,376	—	—

Net pension expense (benefit)	$223	$613	$2,604